FINANCIAL RISK MANAGEMENT - Impact of change in fair value of natural gas derivative financial instruments (Parenthetical) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Natural gas [member]
Disclosure of financial assets [line items]
Stated dollar impact sensitivity	$ 10